Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $.0001 per share
Amount Registered | shares	6,391,314
Proposed Maximum Offering Price per Unit	50.39
Maximum Aggregate Offering Price	$ 322,058,312.46
Fee Rate	0.01531%
Amount of Registration Fee	$ 49,307.13
Offering Note	(1) Covers (a) shares of Class A common stock, par value $0.0001 per share ("Class A Common Stock"), of Symbotic Inc. under the Symbotic Inc. 2022 Omnibus Incentive Compensation Plan ("Omnibus Plan"), (b) shares of Class A Common Stock of Symbotic Inc. under the Symbotic Inc. 2022 Employee Stock Purchase Plan ("ESPP" and together with the Omnibus Plan, the "Plans"), and (c) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate amount of additional shares of Class A Common Stock that may be offered and issued under the Plans to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee, pursuant to Rules 457(c) and (h) under the Securities Act, on the basis of the average of the high and low prices of Class A Common Stock as reported by the Nasdaq Stock Market on August 1, 2025. (3) Consists of an additional 5,326,095 shares of Class A Common Stock authorized for issuance in respect of awards to be granted under the Omnibus Plan and an additional 1,065,219 shares of Class A Common Stock authorized for issuance in respect of awards to be granted under the ESPP.